Note 4 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation	$ 201,170	$ 1,305
Accrued directors’ fees	78,070
Other accrued expenses	15,000	24,750
Total accrued expenses	$ 294,240	$ 26,055